Fair Value (Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets	¥ 2,000	¥ 3,000
Fair value, Financial assets	2,000	3,006
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets		6
Remaining aggregate contractual amounts outstanding, Financial liabilities	728,385	650,382
Fair value, Financial liabilities	687,927	564,845
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(40,458)	(85,537)
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets	2,000	3,000
Fair value, Financial assets	2,000	3,006
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets		6
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	728,385	650,382
Fair value, Financial liabilities	687,927	564,845
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (40,458)	¥ (85,537)